Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [Abstract]
Unbilled revenue from construction contracts	€ 176	€ 149
Retentions held by customers in respect of construction contracts	€ 154	€ 167